SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of changes in accounting estimates [line items]
Renewable transport fuel obligation certificates, offsetting carryforward percentage		25.00%
Risk fee, as percentage of gross premiums		2.25%
Transition impact		$ 18,429	[1]	$ 13,000	$ 11,337	$ 11,053
Other assets		1,858	[1]	1,359
Intangible assets		23,953	[1]	14,806
Accounts payable and other		12,919	[1]	11,850
Revenues		57,385	[2]	46,587	37,635
Direct costs		53,110	[2]	43,151	34,630
Selling, general and administrative expense		1,360	[2]	1,012	968
Deferred income tax (expense) recovery		$ (777)	[2]	$ (371)	$ (130)
Basic earnings (loss) per limited partner unit (in usd per share)		$ 0.48	[2]	$ 3.28	$ (1.13)
Diluted earnings (loss) per limited partner unit (in usd per share)		$ 0.48	[2]	$ 3.28	$ (1.13)
Insurance finance reserve		$ 86	[3]	$ 0	$ 0
Income tax relating to components of other comprehensive income that will not be reclassified to profit or loss		$ (9)	[3]	60	$ (4)
Adoption of new accounting standards
Disclosure of changes in accounting estimates [line items]
Transition impact	[4]			$ 17

[1]	As adjusted to reflect the adoption of IFRS 17, Insurance Contracts (“IFRS 17”). See Note 2(x) for further details.
[2]	As adjusted to reflect the adoption of IFRS 17. See Note 2(x) for further details.
[3]	As adjusted to reflect the adoption of IFRS 17. See Note 2(x) for further details.
[4]	As adjusted to reflect the adoption of IFRS 17. See Note 2(x) for further details.